Annual Total Returns - Contrafund® Portfolio [BarChart] - 02.28 VIP Contrafund Portfolio Investor PRO-12 - Contrafund® Portfolio - VIP Contrafund Portfolio-Investor VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	16.34%
Annual Return 2013	31.15%
Annual Return 2014	11.85%
Annual Return 2015	0.56%
Annual Return 2016	7.95%
Annual Return 2017	21.81%
Annual Return 2018	(6.49%)
Annual Return 2019	31.49%
Annual Return 2020	30.48%
Annual Return 2021	27.74%